STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ 14,012	$ 279,961	$ (7,332,474)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock based compensation for consulting fees	9,000	136,774	0
Accrued interest	315	282	0
Accretion expense	9,381	13,970	6,566
Change in fair value of derivative liability	(207,101)	(538,826)	(584,880)
Loss on disposal of oil and gas properties	0	(42,502)	0
Impairment of oil and gas properties	137,329	164,566	7,831,570
Change in assets and liabilities
Interest receivable	0	0	(1,153)
GST receivable	51	(715)	(468)
Prepaid expenses	0	1,365	(1,385)
Accounts payable	(34,388)	375	48,871
Accrued liabilities - related party	9,823	(29,679)	15,329
Deposit on royalty agreement	110,000	0	0
Net cash provided by (used in) operating activities	48,422	(14,429)	(18,024)
Cash flows from investing activities
Reclamation deposits	(1,665)	0	(998)
Acquisition of oil and gas interests	(137,329)	(127,805)	(156,060)
Proceeds from the sale of the property	0	42,502	0
Notes receivable advances to related party	0	0	(42,063)
Net cash used in investing activities	(138,994)	(85,303)	(199,121)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants	0	0	76,000
Proceeds from the issuance of common stock	100,000	176,052	147,000
Net cash provided by financing activities	100,000	176,052	223,000
Foreign exchange effect on cash	(16,125)	(65,610)	(515)
Net increase (decrease) in cash	(6,697)	10,710	5,340
Cash, beginning balance	18,591	7,881	2,541
Cash, ending balance	11,894	18,591	7,881
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Reclass of additional paid-in capital to derivative liability			169,700
Issuance of common stock in lieu of accrued liability	3,000	0	0
Oil and gas acquisitions accrued	0	36,761	94,654
Shares issued for acquisition of oil and gas properties	0	0	867,443
Note receivable used for acquisition of oil and gas properties	0	0	271,380
Common stock issued for subscription payable	$ 0	$ 0	$ 21,514